Securitizations and Variable Interest Entities - Additional information (Detail) - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019
Securitizations and Variable Interest Entities [Abstract]
Cash proceeds from SPEs in new securitizations	¥ 41	¥ 69	¥ 118	¥ 121
Debt securities issued by SPEs with an initial fair value	328	368	918	846
Cash inflows from third parties on the sale of debt securities	272	257	637	674
Cumulative balance of financial assets transferred to SPEs	4,359		4,359		¥ 4,488
Retained interests	214		214		¥ 138
Interests held in SPEs	¥ 6	¥ 5	¥ 10	¥ 10